Payden Emerging Markets Bond Fund

Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (93%)
Angola (USD) (2%
)
4,640,000 Angolan Government International Bond 144A,
8.25%, 5/09/28 (a) $ 3,907
3,730,000 Angolan Government International Bond 144A,
8.75%, 4/14/32 (a) 3,021
7,270,000 Angolan Government International Bond 144A,
9.38%, 5/08/48 (a) 5,647
2,265,000 Angolan Government International Bond 144A,
9.50%, 11/12/25 (a) 2,124
14,699
Argentina (USD) (2%
)
8,331,273 Argentine Republic Government International
Bond , 0.50%, 7/09/30  1,981
1,718,995 Argentine Republic Government International
Bond , 1.00%, 7/09/29  405
11,397,476 Argentine Republic Government International
Bond , 1.50%, 7/09/35  2,535
4,697,500 Argentine Republic Government International
Bond , 3.50%, 7/09/41  1,240
10,679,090 Argentine Republic Government International
Bond , 3.88%, 1/09/38  3,023
2,080,000 Ciudad Autonoma De Buenos Aires 144A,
7.50%, 6/01/27 (a) 1,677
1,565,000 Province of Santa Fe 144A, 7.00%, 3/23/23 (a) 1,432
3,265,000 Provincia de Buenos Aires Government Bonds ,
3.00%, 9/01/37  873
2,762,678 Provincia de Cordoba 144A, 6.88%, 12/10/25 (a) 1,948
15,114
Armenia (USD) (1%
)
9,060,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a)(b) 6,328
5,390,000 Republic of Armenia International Bond 144A,
3.95%, 9/26/29 (a) 4,043
10,371
Austria (USD) (0%
)
1,040,000 Klabin Austria GmbH 144A, 3.20%, 1/12/31 (a) 851
1,370,000 Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a) 1,325
2,176
Bahrain (USD) (2%
)
7,855,000 Bahrain Government International Bond 144A,
5.25%, 1/25/33 (a) 6,416
3,470,000 Bahrain Government International Bond 144A,
5.63%, 9/30/31 (a) 3,018
3,500,000 Bahrain Government International Bond 144A,
5.63%, 5/18/34 (a) 2,880
4,255,000 Bahrain Government International Bond 144A,
6.75%, 9/20/29 (a) 4,164
16,478
Belarus (USD) (0%
)
1,450,000 Republic of Belarus International Bond 144A,
6.20%, 2/28/30 (a) 196
1,010,000 Republic of Belarus International Bond 144A,
6.88%, 2/28/23 (a) 197
1,145,000 Republic of Belarus International Bond 144A,
7.63%, 6/29/27 (a) 154
547
Principal
or Shares Security Description
Value
(000)
Bermuda (USD) (1%
)
2,710,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) $ 2,080
2,530,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 2,180
492,000 Geopark Ltd. 144A, 6.50%, 9/21/24 (a) 506
408,000 Geopark Ltd. , 6.50%, 9/21/24 (c) 420
4,440,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 3,804
8,990
Brazil (BRL) (1%
)
24,700,000 Brazil Letras do Tesouro Nacional , 12.69%,
1/01/23 BRL (d)(e) 4,519
26,300,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/29 BRL (e) 4,474
8,993
Brazil (USD) (1%
)
2,310,000 Brazilian Government International Bond ,
4.75%, 1/14/50  1,743
590,000 BRF SA 144A, 4.88%, 1/24/30 (a)(b) 519
3,860,000 BRF SA 144A, 5.75%, 9/21/50 (a) 2,896
1,220,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.446%), 3.88%, 4/15/31 (a)(f) 1,087
6,245
Cayman Islands (USD) (0%
)
868,000 Odebrecht Oil & Gas Finance Ltd. 144A– (a)
(d)(g) 5
Chile (CLP) (1%
)
2,070,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 4.00%, 3/01/23 CLP (a)(c)(e) 2,210
5,445,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 5.80%, 6/01/24 CLP (a)(c)(e) 5,841
8,051
Chile (USD) (0%
)
3,120,000 Chile Government International Bond , 3.25%,
9/21/71  2,208
1,480,000 VTR Comunicaciones SpA 144A, 4.38%,
4/15/29 (a) 973
3,181
Colombia (COP) (1%
)
25,387,100,000 Colombian TES Series B, 7.00%, 3/26/31
COP (e) 4,306
33,890,000,000 Colombian TES Series B, 9.25%, 5/28/42
COP (e) 5,916
10,222
Colombia (USD) (3%
)
5,912,000 Colombia Government International Bond ,
3.13%, 4/15/31  4,674
3,295,000 Colombia Government International Bond ,
3.25%, 4/22/32  2,570
1,440,000 Colombia Government International Bond ,
4.13%, 2/22/42  982
4,680,000 Colombia Government International Bond ,
5.00%, 6/15/45  3,418
3,959,000 Colombia Government International Bond ,
6.13%, 1/18/41  3,334
4,870,000 Colombia Government International Bond ,
7.38%, 9/18/37  4,793

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,332,000 Colombia Telecomunicaciones SA ESP 144A,
4.95%, 7/17/30 (a) $ 1,077
20,848
Costa Rica (USD) (0%
)
1,125,000 Costa Rica Government International Bond
144A, 7.00%, 4/04/44 (a) 994
1,670,000 Costa Rica Government International Bond
144A, 7.16%, 3/12/45 (a)(b) 1,494
2,488
Dominica Republic (USD) (5%
)
5,195,000 Dominican Republic International Bond 144A,
4.50%, 1/30/30 (a) 4,511
2,080,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 1,755
2,225,000 Dominican Republic International Bond 144A,
5.30%, 1/21/41 (a) 1,745
5,090,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 4,735
7,075,000 Dominican Republic International Bond 144A,
5.88%, 1/30/60 (a) 5,394
3,225,000 Dominican Republic International Bond 144A,
6.00%, 7/19/28 (a) 3,121
4,775,000 Dominican Republic International Bond 144A,
6.00%, 2/22/33 (a) 4,347
2,570,000 Dominican Republic International Bond 144A,
6.40%, 6/05/49 (a) 2,114
2,300,000 Dominican Republic International Bond 144A,
6.50%, 2/15/48 (a) 1,926
5,960,000 Dominican Republic International Bond 144A,
6.85%, 1/27/45 (a) 5,265
3,715,000 Dominican Republic International Bond 144A,
6.88%, 1/29/26 (a) 3,845
38,758
Ecuador (USD) (3%
)
22,937,250 Ecuador Government International Bond 144A,
1.50%, 7/31/40 (a) 9,524
11,219,458 Ecuador Government International Bond 144A,
2.50%, 7/31/35 (a) 5,102
10,650,000 Ecuador Government International Bond 144A,
5.50%, 7/31/30 (a) 6,463
1,866,899 Ecuador Government International Bond 144A,
6.74%, 7/31/30 (a)(d) 796
21,885
Egypt (EUR) (1%
)
10,540,000 Egypt Government International Bond 144A,
6.38%, 4/11/31 EUR (a)(e) 6,509
Egypt (USD) (2%
)
2,240,000 Egypt Government International Bond 144A,
5.75%, 5/29/24 (a) 1,918
3,220,000 Egypt Government International Bond 144A,
7.30%, 9/30/33 (a) 2,021
1,760,000 Egypt Government International Bond 144A,
7.50%, 1/31/27 (a) 1,293
4,370,000 Egypt Government International Bond 144A,
7.90%, 2/21/48 (a) 2,474
3,595,000 Egypt Government International Bond 144A,
8.50%, 1/31/47 (a) 2,103
4,120,000 Egypt Government International Bond 144A,
8.70%, 3/01/49 (a) 2,410
Principal
or Shares Security Description
Value
(000)
2,870,000 Egypt Government International Bond 144A,
8.75%, 9/30/51 (a) $ 1,692
6,260,000 Egypt Government International Bond 144A,
8.88%, 5/29/50 (a) 3,725
17,636
Gabon (USD) (0%
)
5,145,000 Gabon Government International Bond 144A,
6.63%, 2/06/31 (a) 3,647
Ghana (USD) (2%
)
2,140,000 Ghana Government International Bond 144A,
6.31%, 4/07/25 (a)(d) 1,156
3,290,000 Ghana Government International Bond 144A,
6.38%, 2/11/27 (a) 1,717
2,800,000 Ghana Government International Bond 144A,
7.63%, 5/16/29 (a) 1,329
1,130,000 Ghana Government International Bond 144A,
7.75%, 4/07/29 (a) 537
2,105,000 Ghana Government International Bond , 8.13%,
3/26/32 (c) 958
5,360,000 Ghana Government International Bond 144A,
8.13%, 3/26/32 (a) 2,438
1,910,000 Ghana Government International Bond 144A,
8.63%, 4/07/34 (a) 852
9,970,000 Ghana Government International Bond 144A,
8.63%, 6/16/49 (a) 4,412
6,910,000 Ghana Government International Bond 144A,
10.75%, 10/14/30 (a) 5,609
19,008
Guatemala (USD) (1%
)
3,560,000 Guatemala Government Bond 144A, 4.65%,
10/07/41 (a) 2,927
1,755,000 Guatemala Government Bond 144A, 4.90%,
6/01/30 (a) 1,729
3,965,000 Guatemala Government Bond 144A, 6.13%,
6/01/50 (a) 3,799
8,455
Hungary (HUF) (1%
)
2,379,870,000 Hungary Government Bond Series 32/A, 4.75%,
11/24/32 HUF (e) 4,609
Hungary (USD) (1%
)
4,030,000 Hungary Government International Bond 144A,
5.50%, 6/16/34 (a) 4,085
India (USD) (1%
)
1,672,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 1,364
3,132,500 Adani Transmission Step-One Ltd. 144A, 4.25%,
5/21/36 (a) 2,658
775,000 ReNew Power Ltd. 144A, 6.45%, 9/27/22 (a) 772
2,585,000 ReNew Power Pvt. Ltd. 144A, 5.88%,
3/05/27 (a) 2,494
3,725,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 3,699
10,987
Indonesia (USD) (4%
)
2,250,000 Cikarang Listrindo Tbk PT 144A, 4.95%,
9/14/26 (a) 2,079
2,920,000 Hutama Karya Persero PT 144A, 3.75%,
5/11/30 (a) 2,739
1,260,000 Indonesia Asahan Aluminium Persero PT 144A,
4.75%, 5/15/25 (a) 1,273

Principal
or Shares Security Description
Value
(000)
2,340,000 Indonesia Asahan Aluminium Persero PT 144A,
5.45%, 5/15/30 (a) $ 2,240
1,260,000 Indonesia Government International Bond ,
8.50%, 10/12/35 (c) 1,632
3,690,000 Pertamina Persero PT 144A, 6.50%,
11/07/48 (a) 3,841
864,000 Perusahaan Listrik Negara PT 144A, 4.88%,
7/17/49 (a) 716
2,150,000 Perusahaan Listrik Negara PT 144A, 5.25%,
5/15/47 (a) 1,872
5,210,000 Perusahaan Listrik Negara PT 144A, 6.15%,
5/21/48 (a) 5,057
4,420,000 Perusahaan Penerbit SBSN Indonesia III 144A,
4.70%, 6/06/32 (a) 4,582
5,100,000 Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara 144A, 4.00%, 6/30/50 (a) 3,892
29,923
Ireland (USD) (0%
)
2,000,000 C&W Senior Financing DAC 144A, 6.88%,
9/15/27 (a) 1,789
Israel (USD) (1%
)
3,615,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(c)(f) 3,254
2,615,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)
(b)(c) 2,474
1,690,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(c)(f) 1,500
7,228
Ivory Coast (EUR) (1%
)
1,915,000 Ivory Coast Government International Bond
144A, 4.88%, 1/30/32 EUR (a)(e) 1,466
2,646,000 Ivory Coast Government International Bond
144A, 5.25%, 3/22/30 EUR (a)(e) 2,099
2,250,000 Ivory Coast Government International Bond
144A, 5.88%, 10/17/31 EUR (a)(e) 1,805
2,070,000 Ivory Coast Government International Bond
144A, 6.63%, 3/22/48 EUR (a)(e) 1,482
6,852
Ivory Coast (USD) (1%
)
2,282,080 Ivory Coast Government International Bond
144A, 5.75%, 12/31/32 (a) 2,022
4,530,000 Ivory Coast Government International Bond
144A, 6.13%, 6/15/33 (a) 3,690
2,150,000 Ivory Coast Government International Bond
144A, 6.38%, 3/03/28 (a) 1,949
7,661
Jersey (USD) (0%
)
3,975,000 Galaxy Pipeline Assets Bidco Ltd. 144A, 2.63%,
3/31/36 (a) 3,362
Jordan (USD) (2%
)
4,990,000 Jordan Government International Bond 144A,
5.85%, 7/07/30 (a) 4,242
5,935,000 Jordan Government International Bond 144A,
6.13%, 1/29/26 (a) 5,662
4,055,000 Jordan Government International Bond 144A,
7.75%, 1/15/28 (a) 3,961
13,865
Principal
or Shares Security Description
Value
(000)
Kazakhstan (KZT) (0%
)
2,098,000,000 Development Bank of Kazakhstan JSC 144A,
8.95%, 5/04/23 KZT (a)(e) $ 3,907
Kazakhstan (USD) (1%
)
7,375,000 Kazakhstan Government International Bond
144A, 6.50%, 7/21/45 (a) 7,322
4,625,000 KazMunayGas National Co. JSC 144A, 3.50%,
4/14/33 (a) 3,514
975,000 KazMunayGas National Co. JSC 144A, 6.38%,
10/24/48 (a) 814
11,650
Kenya (USD) (1%
)
1,095,000 Republic of Kenya Government International
Bond 144A, 6.88%, 6/24/24 (a) 952
4,470,000 Republic of Kenya Government International
Bond 144A, 7.00%, 5/22/27 (a) 3,349
1,405,000 Republic of Kenya Government International
Bond 144A, 7.25%, 2/28/28 (a) 1,021
2,480,000 Republic of Kenya Government International
Bond 144A, 8.00%, 5/22/32 (a) 1,760
2,520,000 Republic of Kenya Government International
Bond 144A, 8.25%, 2/28/48 (a) 1,598
8,680
Lebanon (USD) (0%
)
2,950,000 Lebanon Government International Bond ,
6.00%, 1/27/23 (c)(h) 195
3,000,000 Lebanon Government International Bond ,
6.20%, 2/26/25 (c)(h) 199
1,805,000 Lebanon Government International Bond ,
6.60%, 11/27/26 (c)(h) 119
1,096,000 Lebanon Government International Bond ,
6.65%, 2/26/30 (c)(h) 73
1,540,000 Lebanon Government International Bond ,
6.75%, 11/29/27 (c)(h) 102
1,210,000 Lebanon Government International Bond ,
6.85%, 5/25/29 (h) 80
2,590,000 Lebanon Government International Bond ,
7.00%, 3/23/32 (c)(h) 172
940
Luxembourg (USD) (1%
)
3,065,000 EIG Pearl Holdings Sarl 144A, 4.39%,
11/30/46 (a) 2,488
2,269,950 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 1,640
4,128
Malaysia (USD) (1%
)
5,545,000 Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a) 5,383
Mauritius (USD) (0%
)
1,085,000 Azure Power Solar Energy Pvt. Ltd. 144A,
5.65%, 12/24/24 (a) 1,060
244,349 India Cleantech Energy 144A, 4.70%,
8/10/26 (a) 207
1,267
Mexico (MXN) (1%
)
26,900,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (e) 824
121,300,000 Mexican Bonos Series M 20, 7.50%, 6/03/27
MXN (e) 5,667
6,491
Mexico (USD) (7%
)
3,720,000 Cemex SAB de CV 144A, 3.88%, 7/11/31 (a) 2,994

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,690,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534%), 5.13% (a)(f)(g) $ 1,415
2,795,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 1,929
3,775,394 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 3,577
330,000 Grupo Bimbo SAB de CV 144A, 4.00%,
9/06/49 (a) 276
2,390,000 Grupo Bimbo SAB de CV 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.280%), 5.95% (a)(f)(g) 2,374
1,925,000 Mexico City Airport Trust 144A, 3.88%,
4/30/28 (a) 1,716
5,670,000 Mexico City Airport Trust 144A, 5.50%,
7/31/47 (a) 4,325
7,925,000 Mexico Government International Bond , 4.40%,
2/12/52  6,341
5,393,000 Petroleos Mexicanos , 6.49%, 1/23/27  4,906
3,810,000 Petroleos Mexicanos , 6.50%, 3/13/27  3,450
3,950,000 Petroleos Mexicanos , 6.50%, 6/02/41  2,691
3,180,000 Petroleos Mexicanos , 6.63%, 6/15/35  2,337
7,746,000 Petroleos Mexicanos , 6.70%, 2/16/32  6,227
6,609,000 Petroleos Mexicanos , 6.75%, 9/21/47  4,536
4,985,000 Petroleos Mexicanos , 6.95%, 1/28/60  3,368
2,885,000 Petroleos Mexicanos , 7.69%, 1/23/50  2,111
2,940,000 Petroleos Mexicanos 144A, 8.75%, 6/02/29 (a) 2,777
2,370,000 Trust Fibra Uno 144A, 6.39%, 1/15/50 (a) 1,854
59,204
Mongolia (USD) (1%
)
5,645,000 Development Bank of Mongolia LLC 144A,
7.25%, 10/23/23 (a) 5,462
1,310,000 Mongolia Government International Bond 144A,
5.13%, 4/07/26 (a) 1,169
6,631
Netherlands (USD) (1%
)
6,725,000 Minejesa Capital BV 144A, 5.63%, 8/10/37 (a) 5,479
4,542,279 MV24 Capital BV 144A, 6.75%, 6/01/34 (a) 4,188
2,370,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 1,632
11,299
Nigeria (USD) (3%
)
4,020,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 2,889
2,480,000 Nigeria Government International Bond , 6.50%,
11/28/27 (c) 1,876
7,860,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) 5,947
2,065,000 Nigeria Government International Bond 144A,
7.14%, 2/23/30 (a) 1,497
1,010,000 Nigeria Government International Bond 144A,
7.38%, 9/28/33 (a) 672
3,690,000 Nigeria Government International Bond 144A,
7.63%, 11/28/47 (a) 2,326
3,405,000 Nigeria Government International Bond 144A,
7.70%, 2/23/38 (a) 2,184
4,910,000 Nigeria Government International Bond 144A,
7.88%, 2/16/32 (a) 3,520
5,315,000 Nigeria Government International Bond 144A,
8.38%, 3/24/29 (a) 4,128
Principal
or Shares Security Description
Value
(000)
3,475,000 Nigeria Government International Bond 144A,
8.75%, 1/21/31 (a) $ 2,644
27,683
Oman (USD) (2%
)
6,300,000 Oman Government International Bond 144A,
5.38%, 3/08/27 (a) 6,227
2,095,000 Oman Government International Bond 144A,
6.25%, 1/25/31 (a) 2,092
4,840,000 Oman Government International Bond 144A,
6.50%, 3/08/47 (a) 4,195
3,370,000 Oman Government International Bond 144A,
6.75%, 1/17/48 (a) 2,995
2,050,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (a) 2,178
17,687
Pakistan (USD) (1%
)
8,445,000 Pakistan Government International Bond 144A,
7.38%, 4/08/31 (a) 4,275
2,665,000 Pakistan Government International Bond 144A,
8.88%, 4/08/51 (a) 1,253
5,528
Panama (USD) (2%
)
1,130,000 AES Panama Generation Holdings SRL 144A,
4.38%, 5/31/30 (a) 929
2,630,000 Banco Nacional de Panama 144A, 2.50%,
8/11/30 (a) 2,112
2,830,000 Panama Government International Bond , 3.87%,
7/23/60  2,060
2,655,000 Panama Government International Bond , 4.30%,
4/29/53  2,146
1,865,000 Panama Government International Bond , 4.50%,
5/15/47  1,566
3,695,000 Panama Government International Bond , 6.70%,
1/26/36  4,086
12,899
Paraguay (USD) (2%
)
1,210,000 Paraguay Government International Bond 144A,
4.70%, 3/27/27 (a) 1,233
2,360,000 Paraguay Government International Bond 144A,
4.95%, 4/28/31 (a) 2,344
855,000 Paraguay Government International Bond 144A,
5.00%, 4/15/26 (a) 881
3,415,000 Paraguay Government International Bond 144A,
5.40%, 3/30/50 (a) 2,969
2,745,000 Paraguay Government International Bond 144A,
5.60%, 3/13/48 (a) 2,443
2,330,000 Paraguay Government International Bond 144A,
6.10%, 8/11/44 (a) 2,239
12,109
Peru (PEN) (2%
)
6,210,000 Fondo MIVIVIENDA SA 144A, 7.00%, 2/14/24
PEN (a)(e) 1,575
70,580,000 Peru Government Bond , 5.35%, 8/12/40
PEN (e) 13,024
14,599
Philippines (USD) (0%
)
1,995,000 Philippine Government International Bond ,
3.70%, 3/01/41  1,797

Principal
or Shares Security Description
Value
(000)
Qatar (USD) (2%
)
8,220,000 Qatar Government International Bond 144A,
4.40%, 4/16/50 (a) $ 8,409
3,725,000 Qatar Government International Bond 144A,
4.82%, 3/14/49 (a) 3,993
3,260,000 Qatar Government International Bond 144A,
5.10%, 4/23/48 (a) 3,623
16,025
Romania (EUR) (1%
)
6,435,000 Romanian Government International Bond
144A, 3.38%, 1/28/50 EUR (a)(e) 4,285
2,726,000 Romanian Government International Bond
144A, 4.63%, 4/03/49 EUR (a)(e) 2,208
6,493
Romania (USD) (1%
)
2,030,000 Romanian Government International Bond
144A, 3.00%, 2/27/27 (a) 1,859
7,760,000 Romanian Government International Bond
144A, 5.13%, 6/15/48 (a) 6,538
8,397
Russian Federation (RUB) (0%
)
894,500,000 Russian Federal Bond - OFZ Series 6224, 6.90%,
5/23/29 RUB (e) 2,796
Saudi Arabia (USD) (2%
)
2,810,000 Saudi Arabian Oil Co. 144A, 3.50%,
11/24/70 (a) 2,170
6,550,000 Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a) 6,346
6,965,000 Saudi Government International Bond 144A,
3.75%, 1/21/55 (a) 6,051
885,000 Saudi Government International Bond 144A,
5.25%, 1/16/50 (a) 947
15,514
Senegal (USD) (1%
)
11,305,000 Senegal Government International Bond 144A,
6.25%, 5/23/33 (a) 9,091
2,685,000 Senegal Government International Bond 144A,
6.75%, 3/13/48 (a) 1,907
10,998
Serbia (USD) (0%
)
5,105,000 Serbia International Bond 144A, 2.13%,
12/01/30 (a) 3,791
Singapore (USD) (0%
)
1,454,719 Continuum Energy Levanter Pte Ltd. 144A,
4.50%, 2/09/27 (a) 1,209
South Africa (USD) (3%
)
2,670,000 Eskom Holdings SOC Ltd. 144A, 6.35%,
8/10/28 (a) 2,550
1,975,000 Eskom Holdings SOC Ltd. 144A, 6.75%,
8/06/23 (a) 1,962
770,000 Eskom Holdings SOC Ltd. 144A, 7.13%,
2/11/25 (a) 720
2,235,000 Eskom Holdings SOC Ltd. , 7.13%, 2/11/25 (c) 2,089
1,605,000 Eskom Holdings SOC Ltd. 144A, 8.45%,
8/10/28 (a) 1,436
1,725,000 Republic of South Africa Government
International Bond , 4.30%, 10/12/28 (b) 1,585
2,700,000 Republic of South Africa Government
International Bond , 5.65%, 9/27/47  2,062
Principal
or Shares Security Description
Value
(000)
3,540,000 Republic of South Africa Government
International Bond , 5.75%, 9/30/49  $ 2,707
2,320,000 Republic of South Africa Government
International Bond , 5.88%, 6/22/30 (b) 2,257
2,050,000 Republic of South Africa Government
International Bond , 5.88%, 4/20/32  1,906
3,230,000 Republic of South Africa Government
International Bond , 7.30%, 4/20/52  2,836
22,110
South Africa (ZAR) (2%
)
176,370,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (e) 8,564
113,800,000 Republic of South Africa Government Bond
Series 2048, 8.75%, 2/28/48 ZAR (e) 5,424
13,988
Spain (USD) (0%
)
2,560,000 AI Candelaria Spain SA 144A, 5.75%,
6/15/33 (a) 1,926
Sri Lanka (USD) (1%
)
2,875,000 Sri Lanka Government International Bond 144A,
5.88%, 7/25/22 (a) 1,000
7,595,000 Sri Lanka Government International Bond 144A,
6.20%, 5/11/27 (a) 2,354
9,250,000 Sri Lanka Government International Bond 144A,
6.83%, 7/18/26 (a) 2,921
7,765,000 Sri Lanka Government International Bond 144A,
6.85%, 11/03/25 (a) 2,478
1,885,000 Sri Lanka Government International Bond 144A,
7.55%, 3/28/30 (a) 573
6,165,000 Sri Lanka Government International Bond 144A,
7.85%, 3/14/29 (a) 1,893
11,219
Thailand (USD) (0%
)
545,000 Bangkok Bank PCL 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.729%), 5.00% (a)(f)(g) 510
Turkey (USD) (1%
)
2,605,000 Turkey Government International Bond , 4.25%,
4/14/26  2,143
3,995,000 Turkey Government International Bond , 6.13%,
10/24/28  3,190
5,333
Ukraine (EUR) (0%
)
1,385,000 Ukraine Government International Bond 144A,
4.38%, 1/27/30 EUR (a)(e) 264
2,790,000 Ukraine Government International Bond 144A,
6.75%, 6/20/26 EUR (a)(e) 572
836
Ukraine (UAH) (0%
)
56,920,000 Ukraine Government International Bond 144A,
11.67%, 11/22/23 UAH (a)(e) 854
Ukraine (USD) (1%
)
2,695,000 Ukraine Government International Bond 144A,
1.26%, 5/31/40 (a)(f)(i) 738
4,360,000 Ukraine Government International Bond 144A,
7.25%, 3/15/33 (a) 872
980,000 Ukraine Government International Bond 144A,
7.38%, 9/25/32 (a) 195

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
3,005,000 Ukraine Government International Bond , 7.75%,
9/01/25 (c) $ 627
1,135,000 Ukraine Government International Bond 144A,
7.75%, 9/01/25 (a) 237
6,015,000 Ukraine Government International Bond 144A,
7.75%, 9/01/26 (a) 1,255
4,668,000 Ukraine Government International Bond 144A,
7.75%, 9/01/27 (a) 971
4,895
United Arab Emirates (USD) (3%
)
7,623,000 Abu Dhabi Crude Oil Pipeline LLC 144A,
4.60%, 11/02/47 (a) 7,473
1,025,000 DP World PLC 144A, 5.63%, 9/25/48 (a) 989
1,110,000 DP World PLC 144A, 6.85%, 7/02/37 (a) 1,224
2,445,000 First Abu Dhabi Bank PJSC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.138%), 4.50% (c)(f)(g) 2,368
2,100,000 NBK Tier 1 Ltd. 144A, (6 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.875%), 3.63% (a)(f)(g) 1,889
2,725,000 Ruwais Power Co. PJSC 144A, 6.00%,
8/31/36 (a) 3,074
3,290,000 UAE International Government Bond 144A,
4.95%, 7/07/52 (a) 3,586
20,603
United Kingdom (USD) (0%
)
2,530,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 2,067
United States (UAH) (0%
)
13,700,000 Citigroup Global Markets Holdings Inc. 1 144A,
14.41%, 10/17/22 UAH (a)(e) 357
United States (USD) (1%
)
5,045,708 BBFI Liquidating Trust 144A, 9.06%,
12/30/99 (a)(d) 2,209
2,795,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a)
(b) 2,467
1,200,000 MercadoLibre Inc. , 3.13%, 1/14/31  928
1,530,000 NBM U.S. Holdings Inc. 144A, 6.63%,
8/06/29 (a) 1,496
2,180,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  1,982
9,082
Uruguay (UYU) (2%
)
297,886,805 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (e) 7,193
191,337,629 Uruguay Government International Bond ,
4.38%, 12/15/28 UYU (e) 5,012
12,205
Uzbekistan (USD) (1%
)
6,680,000 Republic of Uzbekistan International Bond
144A, 3.70%, 11/25/30 (a) 4,971
4,350,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 3,207
3,465,000 Republic of Uzbekistan International Bond
144A, 5.38%, 2/20/29 (a) 3,032
11,210
Principal
or Shares Security Description
Value
(000)
Venezuela (USD) (0%
)
3,630,000 Petroleos de Venezuela SA , 5.38%, 4/12/27 (c)(h) $ 153
3,440,000 Petroleos de Venezuela SA , 6.00%, 11/15/26 (c)
(h) 145
1,122,500 Petroleos de Venezuela SA , 8.50%, 10/27/20 (c)
(h) 188
2,890,000 Petroleos de Venezuela SA , 9.00%, 11/17/21 (c)
(h) 126
1,420,000 Venezuela Government International Bond ,
7.00%, 3/31/38 (c)(h) 131
4,560,000 Venezuela Government International Bond ,
7.65%, 4/21/25 (c)(h) 428
2,350,000 Venezuela Government International Bond ,
7.75%, 10/13/19 (c)(h) 212
5,300,000 Venezuela Government International Bond ,
9.25%, 9/15/27 (h) 500
1,883
Virgin Islands (British) (USD) (3%
)
23,600,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (c) 22,661
Zambia (USD) (1%
)
4,750,000 Zambia Government International Bond 144A,
8.50%, 4/14/24 (a) 2,782
5,145,000 Zambia Government International Bond 144A,
8.97%, 7/30/27 (a) 2,968
5,750
Total Bonds
(Cost - $995,316) 759,261
Investment Company (4%)
34,801,885 Payden Cash Reserves Money Market Fund*
(Cost - $34,802)  34,802
Total Investments (Cost - $1,030,118)  (97%)
794,063
Other Assets, net of Liabilities ( 3% )
22,263
Net Assets (100%)
$ 816,326
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) All or a portion of these securities are on loan. At July 31, 2022, the total market value of the Fund’s securities on loan is $4,035 and the total market value of the collateral held by the Fund is $4,214. Amounts in 000s.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Yield to maturity at time of purchase.
(e) Principal in foreign currency.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(g) Perpetual security with no stated maturity date.
(h) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 20,257
USD  3,595 BNP PARIBAS 10/18/2022 $ 234
CLP 5,335,500
USD  5,180 BNP PARIBAS 09/26/2022 681
MXN 82,250
USD  3,965 HSBC Bank USA, N.A. 10/17/2022 10
USD 8,937
THB  307,350 Barclays Bank PLC 09/14/2022 560
USD 4,066
CZK  98,230 BNP PARIBAS 08/30/2022 4
USD 7,464
EUR  7,055 BNP PARIBAS 09/15/2022 230
USD 6,743
COP  26,760,000 Citibank, N.A. 09/21/2022 559
USD 11,099
ZAR  172,490 HSBC Bank USA, N.A. 09/13/2022 774
USD 48,353
EUR  44,253 HSBC Bank USA, N.A. 09/15/2022 2,973
6,025
Liabilities:
EUR 22,197 USD  23,298 HSBC Bank USA, N.A. 09/15/2022 (536)
HUF 574,100 USD  1,459 HSBC Bank USA, N.A. 08/29/2022 (18)
MYR 18,627 USD  4,230 Barclays Bank PLC 09/21/2022 (42)
THB 163,900 USD  4,537 HSBC Bank USA, N.A. 09/14/2022 (69)
USD 3,875 PHP  219,610 Barclays Bank PLC 10/21/2022 (101)
USD 4,173 PLN  19,555 BNP PARIBAS 08/30/2022 (20)
USD 5,778 CLP  5,427,600 BNP PARIBAS 09/26/2022 (184)
USD 19,299 PEN  77,093 BNP PARIBAS 09/26/2022 (200)
USD 4,726 BRL  25,949 BNP PARIBAS 10/18/2022 (180)
USD 5,329 PEN  21,344 HSBC Bank USA, N.A. 09/26/2022 (69)
USD 6,513 MXN  136,150 HSBC Bank USA, N.A. 10/17/2022 (66)
(1,485)
Net Unrealized Appreciation (Depreciation)
$4,540
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. Treasury 10-Year Note Future 134 Sep-22 $ (16,233) $ (455) $ (455)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 38 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2027 USD 24,602 $(423) $(1,369) $946
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year MXIBTIIE Swap, Receive Fixed 8.8% 28 Days, Pay
Variable 8.03% (MXIBTIIE) 28 Days 06/25/2032 MXN 92,400 $189 $– $189
10-Year MXIBTIIE Swap, Receive Fixed 8.81% 28 Days, Pay
Variable 8.032% (MXIBTIIE) 28 Days 06/24/2032 MXN 151,800 316 – 316

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(000s)(Depreciation)
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually,
Receive Variable (0.57261%) (ESTRON) Annually 10/17/2030 EUR 2,250 (27) – (27)
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay
Variable 1.53% (SOFRRATE) Annually 10/17/2030 USD 2,534 82 – 82
9-Year Interest Rate Swap, Pay Fixed 1.732% Annually,
Receive Variable (0.57278%) (ESTRON) Annually 04/11/2031 EUR 7,420 (312) – (312)
9-Year SOFR Swap, Receive Fixed 2.771% Annually, Pay
Variable 1.53% (SOFRRATE) Annually 04/11/2031 USD 8,465 263 – 263
$511 $– $511